Risks Arising from Financial Instruments and Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks Arising from Financial Instruments and Risk Management [Abstract]
Risks Arising from Financial Instruments and Risk Management

18.    Risks Arising from Financial Instruments and Risk Management

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(a)    Market risk

Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:

As at (expressed in GBP)	June 30, 2023	December 31, 2022
Financial assets
Cash and cash held in trust	£8,155	£75,315
Trade and other receivables	86,020	149,223
Loan receivable	400,000	400,000
	£494,175	£624,538
Financial liabilities
Trade and other payables	£929,526	£923,725
Loans and borrowings	31,514	25,000
	£961,040	£948,725
As at (expressed in EUR)	June 30, 2023	December 31, 2022
Financial assets
Cash	€360,742	€42,664
Trade and other receivables	504,075	986,320
	€864,817	€1,028,984
Financial liabilities
Trade and other payables	€3,602,806	€3,201,180
Loans and borrowings	3,170,873	3,307,633
	€6,773,679	€6,508,813
As at (expressed in CAD)	June 30, 2023	December 31, 2022
Financial assets
Cash	$53,475	$140,423
Marketable securities	357,768	357,143
	$411,243	$497,566
Financial liabilities
Trade and other payables	$4,547,627	$3,629,380
Due to related party	982,859	810,206
Holdback payable	511,238	511,238
Lease liabilities	324,768	448,064
Loans and borrowings	1,921,491	—
	$8,287,983	$5,398,888

Based on the above net exposures as at June 30, 2023, assuming that all other variables remain constant, a 5% appreciation or deterioration of the USD against the GBP would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $18,000 (December 31, 2022 — $13,000), EUR — $271,000 (December 31, 2022 — $256,000) and CAD — $297,000 (December 31, 2022 — $181,000).

(b)    Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure. The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

At June 30, 2023, the Company was subject to a concentration of credit risk related to its accounts receivable as 62% (December 31, 2022 — 85% from one customer) of the balance of amounts owing is from one customer. The Company did not record any bad debt expense during the six months ended June 30, 2023 and 2022. As at June 30, 2023 and December 31, 2022, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(c)     Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations. The Company’s trade and other payables are due within the current operating year.

19.    Risks Arising from Financial Instruments and Risk Management

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(a)    Market risk

Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”), Lesotho Loti (“LSL”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:

As at December 31 (expressed in GBP)	2022	2021
Financial assets
Cash and cash held in trust	£75,315	£2,577,674
Trade and other receivables	149,223	30,983
Loan receivable	400,000	—
	£624,538	£2,608,657
Financial liabilities
Trade and other payables	£923,725	£239,763
Loans and borrowings	25,000	—
	£948,725	£239,763
As at December 31 (expressed in EUR)	2022	2021
Financial assets
Cash	€42,664	€—
Trade and other receivables	986,320	—
	1,028,984	€—
Financial liabilities
Trade and other payables	€3,201,180	€—
Loans and borrowings	3,307,633	—
	€6,508,813	€—
As at December 31 (expressed in CAD)	2022	2021
Financial assets
Cash	$140,423	$255,880
Marketable securities	357,143	—
	$497,566	$255,880
Financial liabilities
Trade and other payables	$3,629,380	$234,711
Due to related party	810,206	—
Holdback payable	511,238	—
Lease liabilities	448,064	—
	$5,398,888	$234,711
As at December 31 (expressed in LSL)	2022	2021
Financial assets
Cash	L —	L 321,646
	L —	L 321,646
Financial liabilities
Lease liabilities	L —	L 38,965,352
Loans and borrowings	—	7,846,551
	L —	L 46,811,903

Based on the above net exposures as at December 31, 2022, assuming that all other variables remain constant, a 5% appreciation or deterioration of the USD against the GBP would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $13,000 (2021 — $161,000), EUR — $256,000 (2021 — $nil), CAD — $181,000 (2021 — $3,000) and LSL — $nil (2021 — $143,000).

(b)    Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure. The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

At December 31, 2022, the Company was subject to a concentration of credit risk related to its accounts receivable as 85% (2021 — 94% from one customer) of the balance of amounts owing is from one customer. As at December 31, 2022, the Company recorded a bad debt expense of $332,715 (2021 — $nil), within general and administrative expenses, as the amounts were deemed not collectible from the customer. As at December 31, 2022 and 2021, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(c)     Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations. The Company’s trade and other payables are due within the current operating year.

15.    Risks arising from financial instruments and risk management

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(a)    Market risk

Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Lesotho Loti (“LSL”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:

As at December 31 (expressed in GBP)	2021	2020
Financial assets
Cash	£2,577,674		£—
Trade and other receivables	30,983		344
	£2,608,657		£—
Financial liabilities
Trade and other payables	£239,763	£
	£239,763	£
As at December 31 (expressed in CAD)	2021	2020
Financial assets
Trade and other receivables	$255,880	$—
	$255,880	$—

Financial liabilities
Trade and other payables	$234,711	$—
	$234,711	$—
As at December 31 (expressed in LSL)	2021	2020
Financial assets
Cash	L 321,646	L —
Trade and other receivables
	L 323,667	L —

Financial liabilities
Lease liabilities	L 38,965,352	L —
Loans and borrowings	7,846,551	—
	L 46,811,903	L —

Based on the above net exposures as at December 31, 2021, assuming that all other variables remain constant, a 5% appreciation or deterioration of the USD against the GBP would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $161,000 (2020 — nil), CAD — $3,000 (2020 — nil) and LSL — $143,000 (2020 — $156,000).

(b)    Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure. The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

At December 31, 2021 the Company was subject to a concentration of credit risk related to its accounts receivable as 94% of the balance of amounts owing is from one customer. As at December 31, 2021, none of the outstanding accounts receivable were outside of the normal payment terms and the Company did not record any bad debt expenses during the years ended December 31, 2021, December 31, 2020 and December 31, 2019. As at December 31, 2021 and 2020, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(c)     Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations. The Company’s trade and other payables are due within the current operating period.